Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

Average
			Summary	Average	Value of initial fixed $100
			Compensation	Compensation	investment based on:			Adjusted
			Table Total	Actually Paid to				Net
	Summary		for Non-PEO	Non-PEOs		Peer Group	Net	Earnings
	Compensation	Compensation	Named	Named	Total	Total	Income (in	(ANE) (in
	Table Total for	Actually Paid	Executive	Executive	Shareholder	Shareholder	millions)	millions)
Year	PEO ($)(1)	to PEO ($)(2)	Officers ($)(3)	Officers ($)(4)	Return ($)(5)	Return ($)(6)	($)(7)	($)(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	11,177,736	9,670,405	3,611,442	3,106,334	228.18	119.52	642	546
2023	10,593,670	19,429,473	3,367,086	7,021,146	247.92	99.35	(58)	335
2022	10,380,387	5,954,810	3,399,507	2,608,448	104.60	94.94	635	353

(1)	The dollar amounts reported in column (b) represent the amount of total compensation reported for Mr. Blunt (our Principal Executive Officer (PEO)) for the corresponding year in the “Total column of the Summary Compensation Table.” Refer to “Executive Compensation – Summary Compensation Table.”

(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Blunt, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Blunt during each respective year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Blunt’s total compensation for each year to determine the compensation actually paid:

	Reported Summary
	Compensation Table	Reported Value of	Equity Award Adjustments	Compensation Actually Paid
Year	Total for PEO ($)	Equity Awards ($)(a)	($)(b)	to PEO ($)
2024	11,177,736	(8,500,001)	6,992,670	9,670,405
2023	10,593,670	(8,000,008)	16,835,811	19,429,473
2022	10,380,387	(6,176,211)	1,750,634	5,954,810

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table.

(b)	The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the respective year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of each year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested; (iii) for awards that are granted and vest in each respective year, the fair value as of the vesting date; (iv) for awards granted in prior years that vested in 2024, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2024, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The following adjustments were made to total compensation for Mr. Blunt to determine the compensation actually paid:
				Year over Year	Fair Value at	Value of Dividends
		Year over Year		Change in	the End of the	or Other Earnings
		Change in	Fair Value as of	Fair Value of	Prior Year of	Paid on Stock or
		Fair Value of	Vesting Date of	Equity Awards	Equity Awards	Option Awards
		Outstanding	Equity Awards	Granted in	that Failed to	not Otherwise
	Year End Fair	and Unvested	Granted and	Prior Years	Meet Vesting	Reflected in Fair
	Value of Equity	Equity Awards	Vested in the	that Vested in	Conditions in	Value or Total
Year	Awards ($)	($)	Year ($)	the Year ($)	the Year ($)	Compensation ($)	Total ($)
2024	7,649,078	(1,017,222)	–	360,814	–	–	6,992,670

3)	The dollar amounts reported in column (d) represent the average of the amounts reported for our named executive officers (NEOs) (other than the PEO) as a group in the “Total” column of the Summary Compensation Table. The names of each of the NEOs (other than the PEO) included for purposes of calculating the average amount for 2023 and 2024 are as follows: Wendy J.B. Young, John D. Currier, Leena Punjabi and William P. Foley. The names of each of the NEOs (other than the PEO) included for purposes of calculating the average amount for 2022 are as follows: Wendy Young, John Currier, Scott Cochran, William Foley and John T. Fleurant.

4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (other than the PEO) as computed in accordance with Item 402(v) of Regulation S-K. The names of each of the NEOs (other than the PEO) included for purposes of calculating the average amount for 2023 and 2024 are as follows: Wendy J.B. Young, John D. Currier, Leena Punjabi and William P. Foley. The names of each of the NEOs (other than the PEO) included for purposes of calculating the average amount for 2022 are as follows: Wendy Young, John Currier, Scott Cochran, William Foley and John T. Fleurant. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (other than the PEO). In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (other than PEO) for each year to determine the compensation actually paid, using the same methodology described in footnote 2 above:

	Average Reported Summary			Average Compensation
	Compensation Table Total	Average Reported Value of	Average Equity Award	Actually Paid
Year	for Non-PEO NEOs ($)	Equity Awards ($)(a)	Adjustments ($)(b)	to Non-PEO NEOs ($)
2024	3,611,442	(2,436,276)	1,931,168	3,106,334
2023	3,367,086	(2,362,527)	6,016,587	7,021,146
2022	3,399,507	(2,328,751)	1,537,692	2,608,448

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table.

(b)	The average equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the average year-end fair value of any equity awards granted for the respective year that are outstanding and unvested as of the end of the year; (ii) the average amount of change as of the end of each year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested; (iii) for awards that are granted and vest in each respective year, the average fair value as of the vesting date; (iv) for awards granted in prior years that vested in the covered year, the average amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered year, a deduction for the average amount equal to the fair value at the end of the prior fiscal year; and (vi) the average dollar value of any dividends or other earnings paid on stock or option awards prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The average amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2024	2,192,383	(368,602)	–	107,387	–	–	1,931,168

5.	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. For 2022, the measurement period began on December 1, 2022, the date of FG’s initial public offering and which was the first day that FG traded on the NYSE. For 2023 and 2024, the measurement period was the calendar year.

6.	Represents the weighted peer group TSR based on $100 invested as of market close on November 30, 2022 through December 31, 2024, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Life & Health Insurance (ILH) index.

7.	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for each respective year. Effective January 1, 2023, we adopted Accounting Standards Update (ASU) 2018-12, Financial Services-Insurance (Topic 944), Targeted Improvements to the Accounting for Long-Duration Contracts (“ASU 2018-12”) using the full retrospective transition method with a transition date of January 1, 2021. The 2022 net income reported herein has been adjusted for our full retrospective adoption of this update.

8.	In accordance with Item 402(v) of Regulation S-K, we determined adjusted net earnings as the most important financial performance measure (that is not otherwise disclosed in this table) we used to link Compensation Actually Paid to our NEOs. Refer to Annex A “Non-GAAP Financial Measure Definitions” for a description of adjusted net earnings. Effective January 1, 2023, we adopted ASU 2018-12 using the full retrospective transition method with a transition date of January 1, 2021. The 2022 adjusted net earnings reported herein has been adjusted for our full retrospective adoption of this update.

Company Selected Measure Name	AdjustedNetEarnings
Named Executive Officers, Footnote
(1)	The dollar amounts reported in column (b) represent the amount of total compensation reported for Mr. Blunt (our Principal Executive Officer (PEO)) for the corresponding year in the “Total column of the Summary Compensation Table.” Refer to “Executive Compensation – Summary Compensation Table.”
3)	The dollar amounts reported in column (d) represent the average of the amounts reported for our named executive officers (NEOs) (other than the PEO) as a group in the “Total” column of the Summary Compensation Table. The names of each of the NEOs (other than the PEO) included for purposes of calculating the average amount for 2023 and 2024 are as follows: Wendy J.B. Young, John D. Currier, Leena Punjabi and William P. Foley. The names of each of the NEOs (other than the PEO) included for purposes of calculating the average amount for 2022 are as follows: Wendy Young, John Currier, Scott Cochran, William Foley and John T. Fleurant.

Peer Group Issuers, Footnote
6.	Represents the weighted peer group TSR based on $100 invested as of market close on November 30, 2022 through December 31, 2024, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Life & Health Insurance (ILH) index.

PEO Total Compensation Amount	$ 11,177,736	$ 10,593,670	$ 10,380,387
PEO Actually Paid Compensation Amount	$ 9,670,405	19,429,473	5,954,810
Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Blunt, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Blunt during each respective year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Blunt’s total compensation for each year to determine the compensation actually paid:
	Reported Summary
	Compensation Table	Reported Value of	Equity Award Adjustments	Compensation Actually Paid
Year	Total for PEO ($)	Equity Awards ($)(a)	($)(b)	to PEO ($)
2024	11,177,736	(8,500,001)	6,992,670	9,670,405
2023	10,593,670	(8,000,008)	16,835,811	19,429,473
2022	10,380,387	(6,176,211)	1,750,634	5,954,810
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table.
(b)	The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the respective year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of each year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested; (iii) for awards that are granted and vest in each respective year, the fair value as of the vesting date; (iv) for awards granted in prior years that vested in 2024, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2024, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The following adjustments were made to total compensation for Mr. Blunt to determine the compensation actually paid:
				Year over Year	Fair Value at	Value of Dividends
		Year over Year		Change in	the End of the	or Other Earnings
		Change in	Fair Value as of	Fair Value of	Prior Year of	Paid on Stock or
		Fair Value of	Vesting Date of	Equity Awards	Equity Awards	Option Awards
		Outstanding	Equity Awards	Granted in	that Failed to	not Otherwise
	Year End Fair	and Unvested	Granted and	Prior Years	Meet Vesting	Reflected in Fair
	Value of Equity	Equity Awards	Vested in the	that Vested in	Conditions in	Value or Total
Year	Awards ($)	($)	Year ($)	the Year ($)	the Year ($)	Compensation ($)	Total ($)
2024	7,649,078	(1,017,222)	–	360,814	–	–	6,992,670

Non-PEO NEO Average Total Compensation Amount	$ 3,611,442	3,367,086	3,399,507
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,106,334	7,021,146	2,608,448
Adjustment to Non-PEO NEO Compensation Footnote
4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (other than the PEO) as computed in accordance with Item 402(v) of Regulation S-K. The names of each of the NEOs (other than the PEO) included for purposes of calculating the average amount for 2023 and 2024 are as follows: Wendy J.B. Young, John D. Currier, Leena Punjabi and William P. Foley. The names of each of the NEOs (other than the PEO) included for purposes of calculating the average amount for 2022 are as follows: Wendy Young, John Currier, Scott Cochran, William Foley and John T. Fleurant. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (other than the PEO). In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (other than PEO) for each year to determine the compensation actually paid, using the same methodology described in footnote 2 above:
	Average Reported Summary			Average Compensation
	Compensation Table Total	Average Reported Value of	Average Equity Award	Actually Paid
Year	for Non-PEO NEOs ($)	Equity Awards ($)(a)	Adjustments ($)(b)	to Non-PEO NEOs ($)
2024	3,611,442	(2,436,276)	1,931,168	3,106,334
2023	3,367,086	(2,362,527)	6,016,587	7,021,146
2022	3,399,507	(2,328,751)	1,537,692	2,608,448
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table.
(b)	The average equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the average year-end fair value of any equity awards granted for the respective year that are outstanding and unvested as of the end of the year; (ii) the average amount of change as of the end of each year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested; (iii) for awards that are granted and vest in each respective year, the average fair value as of the vesting date; (iv) for awards granted in prior years that vested in the covered year, the average amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered year, a deduction for the average amount equal to the fair value at the end of the prior fiscal year; and (vi) the average dollar value of any dividends or other earnings paid on stock or option awards prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The average amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2024	2,192,383	(368,602)	–	107,387	–	–	1,931,168

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative Total Shareholder Return (TSR) of the Company and Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted Net Earnings
Total Shareholder Return Vs Peer Group	Compensation Actually Paid and Cumulative Total Shareholder Return (TSR) of the Company and Cumulative TSR of the Peer Group
Tabular List, Table

As described in greater detail in the “Compensation Discussion and Analysis” section of this proxy statement, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link compensation actually paid to the Company’s NEOs to the Company’s performance are as follows:

●	Adjusted Net Earnings (ANE)
●	Sales
●	Assets under Management (AUM)

Total Shareholder Return Amount	$ 228.18	247.92	104.6
Peer Group Total Shareholder Return Amount	119.52	99.35	94.94
Net Income (Loss)	$ 642,000,000	$ (58,000,000)	$ 635,000,000
Company Selected Measure Amount	546,000,000	335,000,000	353,000,000
PEO Name	Mr. Blunt
Equity Awards Adjustments, Footnote	The following adjustments were made to total compensation for Mr. Blunt to determine the compensation actually paid:
				Year over Year	Fair Value at	Value of Dividends
		Year over Year		Change in	the End of the	or Other Earnings
		Change in	Fair Value as of	Fair Value of	Prior Year of	Paid on Stock or
		Fair Value of	Vesting Date of	Equity Awards	Equity Awards	Option Awards
		Outstanding	Equity Awards	Granted in	that Failed to	not Otherwise
	Year End Fair	and Unvested	Granted and	Prior Years	Meet Vesting	Reflected in Fair
	Value of Equity	Equity Awards	Vested in the	that Vested in	Conditions in	Value or Total
Year	Awards ($)	($)	Year ($)	the Year ($)	the Year ($)	Compensation ($)	Total ($)
2024	7,649,078	(1,017,222)	–	360,814	–	–	6,992,670
The average amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2024	2,192,383	(368,602)	–	107,387	–	–	1,931,168

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Earnings (ANE)
Non-GAAP Measure Description
8.	In accordance with Item 402(v) of Regulation S-K, we determined adjusted net earnings as the most important financial performance measure (that is not otherwise disclosed in this table) we used to link Compensation Actually Paid to our NEOs. Refer to Annex A “Non-GAAP Financial Measure Definitions” for a description of adjusted net earnings. Effective January 1, 2023, we adopted ASU 2018-12 using the full retrospective transition method with a transition date of January 1, 2021. The 2022 adjusted net earnings reported herein has been adjusted for our full retrospective adoption of this update.

Measure:: 2
Pay vs Performance Disclosure
Name	Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Assets under Management (AUM)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,500,001)	$ (8,000,008)	$ (6,176,211)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,992,670	16,835,811	1,750,634
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,649,078
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,017,222)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	360,814
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,436,276)	(2,362,527)	(2,328,751)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,931,168	$ 6,016,587	$ 1,537,692
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,192,383
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(368,602)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	107,387
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount